UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile I Portfolios

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE I	PROFILE I	PROFILE I	PROFILE I	PROFILE I
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

ASSETS:
Investments in securities, market value (1)	$99,445,715	$41,115,693	$238,971,356	$222,222,707	$52,537,613
Dividends and interest receivable	0	0	0	0	0

Total assets	99,445,715	41,115,693	238,971,356	222,222,707	52,537,613

LIABILITIES:
Dividends payable	0	0	0	0	0
Due to investment adviser	1,997	835	5,963	4,472	1,064

Total liabilities	1,997	835	5,963	4,472	1,064

NET ASSETS	$99,443,718	$41,114,858	$238,965,393	$222,218,235	$52,536,549

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$813,267	$402,330	$2,134,489	$1,882,022	$495,259
Additional paid-in capital	83,588,948	39,668,453	215,334,835	194,003,423	48,538,826
Net unrealized appreciation on investments	8,316,099	466,044	9,770,808	10,211,398	1,595,661
Undistributed (overdistributed) net investment income	16,738	(557)	(3,227)	71,488	(711)
Accumulated net realized gain on investments	6,708,666	578,588	11,728,488	16,049,904	1,907,514

NET ASSETS	$99,443,718	$41,114,858	$238,965,393	$222,218,235	$52,536,549

NET ASSET VALUE PER OUTSTANDING SHARE	$12.23	$10.22	$11.20	$11.81	$10.61
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	150,000,000	150,000,000	150,000,000	130,000,000	150,000,000
Outstanding	8,132,668	4,023,299	21,344,888	18,820,222	4,952,592

(1) Cost of investments in securities:	$91,129,616	$40,649,649	$229,200,548	$212,011,309	$50,941,952

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED
				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE I	PROFILE I	PROFILE I	PROFILE I	PROFILE I
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
INVESTMENT INCOME:
Income distributions received	$183,598	$496,084	$1,529,013	$1,279,063	$416,075

EXPENSES:
Management fees	120,061	49,163	291,380	267,813	64,158

NET INVESTMENT INCOME	63,537	446,921	1,237,633	1,011,250	351,917

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,109,247	155,542	4,712,438	8,427,199	1,074,871
Capital gain distributions received	0	0	0	0	0
Change in net unrealized appreciation on investments	165,637	(120,177)	259,196	(2,655,510)	(330,779)

Net realized and unrealized gain on investments	3,274,884	35,365	4,971,634	5,771,689	744,092

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$3,338,421	$482,286	$6,209,267	$6,782,939	$1,096,009

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO		MAXIM CONSERVATIVE PROFILE I PORTFOLIO		MAXIM MODERATE PROFILE I PORTFOLIO
	2006	2005	2006	2005	2006	2005
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$63,537	$890,254	$446,921	$1,190,484	$1,237,633	$4,253,449
Net realized gain on investments	3,109,247	5,474,354	155,542	727,444	4,712,438	7,225,270
Capital gain distributions received	0	6,019,990	0	750,276	0	9,806,652
Change in net unrealized appreciation on investments	165,637	(5,489,247)	(120,177)	(1,085,296)	259,196	(8,428,816)

Net increase in net assets resulting from operations	3,338,421	6,895,351	482,286	1,582,908	6,209,267	12,856,555

DISTRIBUTIONS:
From net investment income	(64,874)	(878,779)	(447,478)	(1,212,889)	(1,240,860)	(4,497,536)
From net realized gains	0	(5,428,106)	0	(823,718)	0	(9,290,012)

Total distributions	(64,874)	(6,306,885)	(447,478)	(2,036,607)	(1,240,860)	(13,787,548)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	14,504,078	27,434,050	6,471,904	9,883,102	28,494,090	67,805,297
Reinvestment of distributions	64,874	6,306,885	447,478	2,036,607	1,240,860	13,787,548
Redemptions of shares	(6,591,278)	(28,215,572)	(3,615,063)	(11,456,153)	(16,650,456)	(60,006,296)

Net increase in net assets resulting from share transactions	7,977,674	5,525,363	3,304,319	463,556	13,084,494	21,586,549

Total increase in net assets	11,251,221	6,113,829	3,339,127	9,857	18,052,901	20,655,556

NET ASSETS:
Beginning of period	88,192,497	82,078,668	37,775,731	37,765,874	220,912,492	200,256,936

End of period (1)	$99,443,718	$88,192,497	$41,114,858	$37,775,731	$238,965,393	$220,912,492
	0	0	0	0	0	0
OTHER INFORMATION:

SHARES:
Sold	1,172,419	2,335,969	624,369	955,104	2,521,443	6,161,556
Issued in reinvestment of distributions	5,331	533,118	43,913	198,845	111,288	1,252,699
Redeemed	(535,181)	(2,421,597)	(349,011)	(1,101,729)	(1,472,629)	(5,461,871)

Net increase	642,569	447,490	319,271	52,220	1,160,102	1,952,384

(1) Including undistributed (overdistributed) net investment income	$16,738	$18,075	$(557)	$0	$(3,227)	$0

See notes to financial statements.
						(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
	2006	2005	2006	2005
	UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,011,250	$3,812,965	$351,917	$1,097,049
Net realized gain on investments	8,427,199	11,298,142	1,074,871	2,001,467
Capital gain distributions received	0	11,364,663	0	1,693,738
Change in net unrealized appreciation on investments	(2,655,510)	(12,668,791)	(330,779)	(2,044,413)

Net increase in net assets resulting from operations	6,782,939	13,806,979	1,096,009	2,747,841

DISTRIBUTIONS:
From net investment income	(1,014,241)	(3,738,486)	(352,628)	(1,147,217)
From net realized gains	0	(10,115,462)	0	(2,284,438)

Total distributions	(1,014,241)	(13,853,948)	(352,628)	(3,431,655)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	28,027,625	59,378,965	6,588,307	18,053,001
Reinvestment of distributions	1,014,241	13,853,948	352,628	3,431,655
Redemptions of shares	(11,980,694)	(60,418,015)	(3,973,911)	(19,143,858)

Net increase in net assets resulting from share transactions	17,061,172	12,814,898	2,967,024	2,340,798

Total increase in net assets	22,829,870	12,767,929	3,710,405	1,656,984

NET ASSETS:
Beginning of period	199,388,365	186,620,436	48,826,144	47,169,160

End of period (1)	$222,218,235	$199,388,365	$52,536,549	$48,826,144
	0		0
OTHER INFORMATION:

SHARES:
Sold	2,347,624	5,152,646	614,350	1,695,884
Issued in reinvestment of distributions	86,318	1,203,901	33,361	326,674
Redeemed	(1,006,702)	(5,274,330)	(369,898)	(1,796,828)

Net increase	1,427,240	1,082,217	277,813	225,730

(1) Including undistributed (overdistributed) net investment income	$71,488	$74,479	$(711)	$0

See notes to financial statements.
				(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001 ^
	UNAUDITED

Net Asset Value, Beginning of Period	$11.77	$11.65	$10.11	$7.78	$9.48	$10.93

Income from Investment Operations

Net investment income	0.01	0.13	0.16	0.05	0.03	0.03
Capital gain distributions received	0.00	0.80	0.31	0.05	0.10	0.25

Total distributions received	0.01	0.93	0.47	0.10	0.13	0.28

Net realized and unrealized gain (loss)
on investments	0.46	0.10	1.23	2.28	(1.80)	(0.98)

Total Income (Loss) From
Investment Operations	0.47	1.03	1.70	2.38	(1.67)	(0.70)

Less Distributions

From net investment income	(0.01)	(0.13)	(0.16)	(0.05)	(0.03)	(0.46)
From net realized gains	0.00	(0.78)	0.00	0.00	0.00	(0.29)

Total Distributions	(0.01)	(0.91)	(0.16)	(0.05)	(0.03)	(0.75)

Net Asset Value, End of Period	$12.23	$11.77	$11.65	$10.11	$7.78	$9.48

Total Return	3.98%		8.78%	16.89%	30.57%	(17.62%)	(5.75%)

Net Assets, End of Period ($000)	$99,444		$88,192	$82,079	$58,392	$34,659	$33,773

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to
Average Net Assets	0.13%	*	1.08%	1.67%	0.61%	0.41%	1.40%

Portfolio Turnover Rate	9.14%		28.45%	25.48%	50.10%	76.79%	96.98%

^	The per share information was computed based on average shares.

#	Does not include expenses of the investment companies in which the portfolio invests.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$10.20	$10.34	$9.96	$9.23	$9.65	$10.12

Income from Investment Operations

Net investment income	0.11	0.34	0.30	0.30	0.23	0.43
Capital gain distributions received	-	0.20	0.04	0.05	0.09	0.14

Total distributions received	0.11	0.54	0.34	0.35	0.32	0.57

Net realized and unrealized gain (loss)
on investments	0.02	(0.11)	0.34	0.69	(0.52)	(0.27)

Total Income (Loss) From
Investment Operations	0.13	0.43	0.68	1.04	(0.20)	0.30

Less Distributions

From net investment income	(0.11)	(0.34)	(0.30)	(0.31)	(0.22)	(0.61)

From net realized gains	-		(0.23)	-	-	-	(0.16)

Total Distributions	(0.11)		(0.57)	(0.30)	(0.31)	(0.22)	(0.77)

Net Asset Value, End of Period	$10.22		$10.20	$10.34	$9.96	$9.23	$9.65

Total Return	1.30%		4.20%	6.92%	11.33%	(0.69%)	2.91%

Net Assets, End of Period ($000)	$41,115		$37,776	$37,766	$32,155	$28,128	$20,349

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to
Average Net Assets	2.27%	*	3.12%	3.03%	3.13%	3.92%	4.58%

Portfolio Turnover Rate	10.81%		45.14%	33.95%	86.47%	82.41%	84.75%

#	Does not include expenses of the investment companies in which the portfolio invests.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$10.94	$10.98	$10.08	$8.53	$9.54	$10.42

Income from Investment Operations

Net investment income	0.06	0.24	0.24	0.16	0.14	0.17
Capital gain distributions received	0.00	0.49	0.16	0.04	0.09	0.19

Total distributions received	0.06	0.73	0.40	0.20	0.23	0.36

Net realized and unrealized gain (loss)
on investments	0.26	(0.04)	0.74	1.51	(1.10)	(0.66)

Total Income (Loss) From
Investment Operations	0.32	0.69	1.14	1.71	(0.87)	(0.30)

Less Distributions

From net investment income	(0.06)	(0.24)	(0.24)	(0.16)	(0.14)	(0.45)
From net realized gains	0.00	(0.49)	0.00	0.00	0.00	(0.13)

Total Distributions	(0.06)	(0.73)	(0.24)	(0.16)	(0.14)	(0.58)

Net Asset Value, End of Period	$11.20	$10.94	$10.98	$10.08	$8.53	$9.54

Total Return	2.91%		6.29%	11.34%	20.19%	(8.52%)	(2.74%)

Net Assets, End of Period ($000)	$238,965		$220,912	$200,257	$125,318	$61,960	$50,729

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to
Average Net Assets	1.06%	*	2.05%	2.63%	2.17%	2.44%	3.22%

Portfolio Turnover Rate	8.96%		36.53%	21.59%	57.76%	77.11%	93.99%

#	Does not include expenses of the investment companies in which the portfolio invests.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$11.46	$11.44	$10.29	$8.42	$9.73	$10.81

Income from Investment Operations

Net investment income	0.05	0.23	0.22	0.14	0.10	0.01
Capital gain distributions received	0.00	0.65	0.18	0.04	0.09	0.22

Total distributions received	0.05	0.88	0.40	0.18	0.19	0.23

Net realized and unrealized gain (loss)
on investments	0.35	(0.01)	0.97	1.83	(1.40)	(0.75)

Total Income (Loss) From
Investment Operations	0.40	0.87	1.37	2.01	(1.21)	(0.52)

Less Distributions

From net investment income	(0.05)	(0.23)	(0.22)	(0.14)	(0.10)	(0.44)
From net realized gains	0.00	(0.62)	0.00	0.00	0.00	(0.12)

Total Distributions	(0.05)	(0.85)	(0.22)	(0.14)	(0.10)	(0.56)

Net Asset Value, End of Period	$11.81	$11.46	$11.44	$10.29	$8.42	$9.73

Total Return	3.53%		7.65%	13.38%	23.94%	(12.03%)	(4.64%)

Net Assets, End of Period ($000)	$222,218		$199,388	$186,620	$132,218	$80,966	$69,288

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to
Average Net Assets	0.94%	*	2.02%	2.00%	2.00%	2.00%	2.39%

Portfolio Turnover Rate	12.80%		36.90%	30.33%	53.30%	76.97%	96.23%

#	Does not include expenses of the investment companies in which the portfolio invests.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$10.44	$10.60	$9.91	$8.71	$9.47	$10.13

Income from Investment Operations

Net investment income	0.07	0.26	0.26	0.22	0.17	0.27
Capital gain distributions received	0.00	0.36	0.12	0.04	0.09	0.18

Total distributions received	0.07	0.62	0.38	0.26	0.26	0.45

Net realized and unrealized gain (loss)
on investments	0.17	0.00	0.57	1.17	(0.86)	(0.51)

Total Income (Loss) From
Investment Operations	0.24	0.62	0.95	1.43	(0.60)	(0.06)

Less Distributions

From net investment income	(0.07)	(0.26)	(0.26)	(0.23)	(0.16)	(0.47)
From net realized gains	0.00	(0.52)	0.00	0.00	0.00	(0.13)

Total Distributions	(0.07)	(0.78)	(0.26)	(0.23)	(0.16)	(0.60)

Net Asset Value, End of Period	$10.61	$10.44	10.60	$9.91	$8.71	$9.47

Total Return	2.32%		5.94%	9.66%	16.49%	(5.31%)	(0.66%)

Net Assets, End of Period ($000)	$52,537		$48,826	$47,169	$35,878	$23,352	$18,788

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to
Average Net Assets	1.37%	*	2.29%	2.69%	2.65%	3.09%	3.62%

Portfolio Turnover Rate	9.87%		56.53%	31.05%	61.38%	82.07%	95.19%

#	Does not include expenses of the investment companies in which the portfolio invests.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Concluded)

MAXIM SERIES FUND, INC. MAXIM AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2006 UNAUDITED COMMON STOCK
Shares		Value ($)

883,116	Maxim Ariel MidCap Value Portfolio	$19,817,116
560,401	Maxim Ariel Small-Cap Value Portfolio	7,150,710
570,655	Maxim Bernstein International Equity Portfolio	8,388,624
407,900	Maxim INVESCO ADR Portfolio	8,317,089
717,427	Maxim Janus Large Cap Growth Portfolio	9,914,841
343,853	Maxim Loomis Sayles Small-Cap Value Portfolio	7,571,648
530,225	Maxim MFS® International Growth Portfolio	8,382,857
808,187	Maxim T. Rowe Price Equity/Income Portfolio	15,040,361
540,909	Maxim T. Rowe Price MidCap Growth Portfolio	9,979,779
281,585	Maxim Trusco Small-Cap Growth Portfolio	4,882,690

Total Aggressive Profile I Portfolio		$99,445,715
(Cost of Investments $91,129,616)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2006 UNAUDITED COMMON STOCK
Shares			Value ($)

9,004,309	*	Great-West Life & Annuity Contract	$9,311,211
91,232		Maxim Ariel MidCap Value Portfolio	2,047,244
47,217		Maxim Bernstein International Equity Portfolio	694,083
433,273		Maxim Federated Bond Portfolio	4,103,095
389,461		Maxim Global Bond Portfolio	4,069,870
33,788		Maxim INVESCO ADR Portfolio	688,946
296,432		Maxim Janus Large Cap Growth Portfolio	4,096,692
43,662		Maxim MFS® International Growth Portfolio	690,299
618,627		Maxim Salomon Brothers High Yield Bond Portfolio	6,142,962
320,296		Maxim Short Duration Bond Portfolio	3,087,649
111,316		Maxim T. Rowe Price Equity/Income Portfolio	2,071,587
361,977		Maxim U.S. Government Mortgage Securities Portfolio	4,112,055

Total Conservative Profile I Portfolio			$41,115,693
(Cost of Investments $40,649,649)

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2006 UNAUDITED COMMON STOCK
Shares			Value ($)

34,799,710	*	Great-West Life & Annuity Contract	$35,993,479
1,061,265		Maxim Ariel MidCap Value Portfolio	23,814,797
897,815		Maxim Ariel Small-Cap Value Portfolio	11,456,122
822,268		Maxim Bernstein International Equity Portfolio	12,087,342
1,259,961		Maxim Federated Bond Portfolio	11,931,828
2,265,290		Maxim Global Bond Portfolio	23,672,285
588,446		Maxim INVESCO ADR Portfolio	11,998,413
1,724,345		Maxim Janus Large Cap Growth Portfolio	23,830,453
550,985		Maxim Loomis Sayles Small-Cap Value Portfolio	12,132,696
764,921		Maxim MFS® International Growth Portfolio	12,093,406
1,199,383		Maxim Salomon Brothers High Yield Bond Portfolio	11,909,875
1,294,987		Maxim T. Rowe Price Equity/Income Portfolio	24,099,702
650,034		Maxim T. Rowe Price MidCap Growth Portfolio	11,993,135
1,052,625		Maxim U.S. Government Mortgage Securities Portfolio	11,957,823

Total Moderate Profile I Portfolio			$238,971,356
(Cost of Investments $229,200,548)

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2006 UNAUDITED COMMON STOCK
Shares			Value ($)

10,811,539	*	Great-West Life & Annuity Contract	$11,171,351
987,251		Maxim Ariel MidCap Value Portfolio	22,153,907
835,238		Maxim Ariel Small-Cap Value Portfolio	10,657,631
1,020,356		Maxim Bernstein International Equity Portfolio	14,999,232
586,051		Maxim Federated Bond Portfolio	5,549,905
2,107,299		Maxim Global Bond Portfolio	22,021,278
729,127		Maxim INVESCO ADR Portfolio	14,866,898
1,604,054		Maxim Janus Large Cap Growth Portfolio	22,168,033
512,534		Maxim Loomis Sayles Small-Cap Value Portfolio	11,285,992
949,211		Maxim MFS® International Growth Portfolio	15,007,027
1,115,745		Maxim Salomon Brothers High Yield Bond Portfolio	11,079,349
1,806,966		Maxim T. Rowe Price Equity/Income Portfolio	33,627,640
604,683		Maxim T. Rowe Price MidCap Growth Portfolio	11,156,401
629,531		Maxim Trusco Small-Cap Growth Portfolio	10,916,069
489,612		Maxim U.S. Government Mortgage Securities Portfolio	5,561,994

Total Moderately Aggressive Profile I Portfolio			$222,222,707
(Cost of Investments $212,011,309)

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2006 UNAUDITED COMMON STOCK
Shares			Value ($)

11,490,108	*	Great-West Life & Annuity Contract	$11,880,641
116,710		Maxim Ariel MidCap Value Portfolio	2,618,974
197,454		Maxim Ariel Small-Cap Value Portfolio	2,519,509
120,798		Maxim Bernstein International Equity Portfolio	1,775,732
277,126		Maxim Federated Bond Portfolio	2,624,381
498,218		Maxim Global Bond Portfolio	5,206,377
86,189		Maxim INVESCO ADR Portfolio	1,757,401
379,257		Maxim Janus Large Cap Growth Portfolio	5,241,328
121,180		Maxim Loomis Sayles Small-Cap Value Portfolio	2,668,381
112,038		Maxim MFS® International Growth Portfolio	1,771,319
527,585		Maxim Salomon Brothers High Yield Bond Portfolio	5,238,918
136,577		Maxim Short Duration Bond Portfolio	1,316,598
142,409		Maxim T. Rowe Price Equity/Income Portfolio	2,650,240
142,965		Maxim T. Rowe Price MidCap Growth Portfolio	2,637,698
231,524		Maxim U.S. Government Mortgage Securities Portfolio	2,630,116

Total Moderately Conservative Profile I Portfolio			$52,537,613
(Cost of Investments $50,941,952)

* Represents amount contributed.

???Security is fair valued at June 30, 2006.

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Maxim Conservative Profile I Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$2,073,328	5.04%
MidCap Equity	2,047,244	4.98%
Large-Cap Equity	6,168,279	15.00%
Bond	18,427,982	44.82%
Short-Term Bond	12,398,860	30.16%
	$41,115,693	100.00%

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Maxim Moderately Conservative Profile I Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$5,304,452	10.10%
Small-Cap Equity	5,187,890	9.87%
MidCap Equity	5,256,672	10.01%
Large-Cap Equity	7,891,568	15.02%
Bond	15,699,792	29.88%
Short-Term Bond	13,197,239	25.12%
	$52,537,613	100.00%

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Maxim Moderate Profile I Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$36,179,161	15.14%
Small-Cap Equity	23,588,818	9.87%
MidCap Equity	35,807,932	14.98%
Large-Cap Equity	47,930,155	20.06%
Bond	59,471,811	24.89%
Short-Term Bond	35,993,479	15.06%
	$238,971,356	100.00%

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Maxim Moderately Aggressive Profile I Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$44,873,157	20.19%
Small-Cap Equity	32,859,692	14.79%
MidCap Equity	33,310,308	14.99%
Large-Cap Equity	55,795,673	25.11%
Bond	44,212,526	19.90%
Short-Term Bond	11,171,351	5.02%
	$222,222,707	100.00%

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Maxim Aggressive Profile I Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$25,088,570	25.24%
Small-Cap Equity	19,605,048	19.71%
MidCap Equity	29,796,895	29.96%
Large-Cap Equity	24,955,202	25.09%
	$99,445,715	100.00%

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Income on the Great-West Life & Annuity Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the six months ended June 30, 2006, in which the issuer was an affiliate of a Portfolio, is included on the following pages.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain	Received	06/30/2006

Conservative Profile I Portfolio
Maxim Short Duration Bond Portfolio
	320,296	$2,821,491	$434,770	$145,336	$(7,408)	$55,888	$3,087,649

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain/(Loss)	Received	06/30/2006

Moderate Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	1,061,265	$21,713,506	$2,629,080	$234,010	$116,295	$45,295	$23,814,797
Maxim Federated Bond Portfolio	1,259,961	10,979,259	1,418,027	178,443	(7,040)	231,864	11,931,828
Maxim Global Bond Portfolio	2,265,290	22,291,745	1,893,843	1,591,407	5,980	412,167	23,672,285
Maxim Janus Large Cap Growth Portfolio
	1,724,345	21,961,143	3,930,295	237,796	109,026	0	23,830,453
Maxim MFS® International Growth Portfolio
	764,921	15,165,124	800,337	4,134,731	1,265,931	0	12,093,406
Maxim Salomon Brothers High Yield Bond Portfolio
	1,199,383	11,013,209	1,252,837	203,280	4,464	366,126	11,909,875

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain/(Loss)	Received	06/30/2006

Moderately Aggressive Profile I Portfolio
Maxim Global Bond Portfolio	2,107,299	20,095,120	2,102,117	1,162,656	(12,258)	382,577	22,021,278
Maxim INVESCO ADR Portfolio	729,127	17,001,016	1,217,575	2,725,870	1,994,334	0	866,898
Maxim Janus Large Cap Growth Portfolio
	1,604,054	29,695,899	3,562,992	6,649,525	2,888,744	0	22,168,033
Maxim MFS® International Growth Portfolio
	949,211	17,100,118	1,208,449	3,545,770	5,080,229	0	15,007,027
Maxim Salomon Brothers High Yield Bond Portfolio
	1,115,745	9,927,924	1,405,977	107,815	2,697	340,061	11,079,349
Maxim Trusco Small-Cap Growth Portfolio
	629,531	0	11,543,722	61,930	(1,191)	0	10,916,069

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales

Aggressive Profile I Portfolio	$16,815,066	$8,836,843
Conservative Profile I Portfolio	7,604,887	4,302,341
Moderate Profile I Portfolio	34,098,158	21,016,785
Moderately Aggressive Profile I Portfolio	44,665,799	27,605,937
Moderately Conservative Profile I Portfolio	8,061,459	5,095,743

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Appreciation (Depreciation)

Aggressive Profile I Portfolio	$93,316,346	$6,336,517	$(207,149)	$6,129,368
Conservative Profile I Portfolio	41,192,110	1,078,545	(1,154,962)	(76,417)
Moderate Profile I Portfolio	232,314,003	8,933,625	(2,276,272)	6,657,353
Moderately Aggressive Profile I Portfolio	215,954,831	8,707,477	(2,439,601)	6,267,876
Moderately Conservative Profile I Portfolio	51,958,785	1,632,918	(1,054,090)	578,828

5.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios. The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006